ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Brookfield Renewable’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2019	2018
Operating accrued liabilities	$237	$263
Accounts payable	111	76
Interest payable on borrowings	73	76
Deferred consideration	60	30
LP Unitholders’ distributions, preferred limited partnership unit distributions and preferred dividends payable(1)	33	30
Current portion of lease liabilities	15	—
Other	61	58
	$590	$533

(1)	Includes amounts payable only to external LP Unitholders. Amounts payable to Brookfield are included in due to related parties.